Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Share capital and share premium [Member]	Other reserves [Member]	Retained earnings [member]	Shareholders' equity (parent) [Member]	Non-controlling interests [Member]
Balance (Before accounting adjustments [member]) at Dec. 31, 2017	€ 49,144.0	€ 17,045.0	€ 4,362.0	€ 27,022.0	€ 48,429.0	€ 715.0
Balance (Effects of changes in accounting policy [member]) at Dec. 31, 2017	(1,008.0)		(604.0)	(390.0)	(994.0)	(14.0)
Balance at Dec. 31, 2017	48,136.0	17,045.0	3,759.0	26,632.0	47,435.0	700.0
Net change in fair value of equity instruments at fair value through other comprehensive income	(161.0)		(165.0)	4.0	(161.0)
Net change in fair value of debt instruments at fair value through other comprehensive income	(51.0)		(52.0)		(52.0)	1.0
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(56.0)		(55.0)		(55.0)	(2.0)
Changes in cash flow hedge reserve	164.0		159.0		159.0	5.0
Realised and unrealised revaluations property in own use	(2.0)		(2.0)		(2.0)
Remeasurement of the net defined benefit asset/liability	6.0		6.0		6.0
Exchange rate differences and other	(304.0)		(278.0)		(278.0)	(26.0)
Share of other comprehensive income of associates and joint ventures and other income	4.0		95.0	(91.0)	4.0
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	75.0		75.0		75.0
Total amount recognised directly in other comprehensive income net of tax	(326.0)		(216.0)	(87.0)	(303.0)	(22.0)
Net result	2,656.0			2,605.0	2,605.0	51.0
Total comprehensive income	2,331.0		(216.0)	2,518.0	2,301.0	29.0
Dividends	(1,700.0)			(1,673.0)	(1,673.0)	(27.0)
Changes in treasury shares	(6.0)		(6.0)		(6.0)
Employee stock options and share plans	36.0	43.0		(7.0)	36.0
Changes in the composition of the group and other changes	(65.0)			(96.0)	(96.0)	31.0
Balance at Jun. 30, 2018	48,732.0	17,088.0	3,536.0	27,374.0	47,998.0	734.0
Balance at Dec. 31, 2018	49,851.0	17,088.0	3,621.0	28,339.0	49,049.0	803.0
Net change in fair value of equity instruments at fair value through other comprehensive income	201.0		(123.0)	322.0	199.0	2.0
Net change in fair value of debt instruments at fair value through other comprehensive income	1.0		0.0		0.0	0.0
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(36.0)		(34.0)		(34.0)	(1.0)
Changes in cash flow hedge reserve	861.0		830.0		830.0	31.0
Realised and unrealised revaluations property in own use	36.0		29.0	7.0	36.0	0.0
Remeasurement of the net defined benefit asset/liability	(23.0)		(23.0)		(23.0)
Exchange rate differences and other	(116.0)		(121.0)		(121.0)	6.0
Share of other comprehensive income of associates and joint ventures and other income	(2.0)		127.0	(129.0)	(2.0)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(91.0)		(91.0)		(91.0)
Total amount recognised directly in other comprehensive income net of tax	832.0	0.0	593.0	200.0	793.0	38.0
Net result	1,754.0		0.0	1,707.0	1,707.0	47.0
Total comprehensive income	2,585.0		593.0	1,906.0	2,500.0	86.0
Dividends	(1,741.0)			(1,714.0)	(1,714.0)	(27.0)
Changes in treasury shares	3.0		3.0		3.0
Employee stock options and share plans	25.0	27.0		(3.0)	25.0	0.0
Balance at Jun. 30, 2019	€ 50,723.0	€ 17,116.0	€ 4,218.0	€ 28,528.0	€ 49,862.0	€ 862.0